UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

 1.	Name and address of issuer

	Rydex Series Funds
	805 King Farm Boulevard,
	Suite 600
	Rockville, MD 20850

 2.	Name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)

This form is being filed for Long/Short Commodities Strategy Fund A-Class, C-Class, H-Class, Institutional Class, and Y-Class. Global Managed Futures Strategy Fund Institutional Class. Multi-Hedge Strategies Fund A-Class, C-Class and H-Class, and Institutional Class. Commodities Strategy Fund A-Class, C-Class and H-Class. Managed Futures Strategy Fund A-Class, C-Class, H-Class, Institutional Class and Y-Class.


 3.	Investment Company Act File Number  811 07584

	Securities Act File Number   033-59692

 4(a).	Last day of fiscal year for which this Form is filed
	December 31, 2012

 4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).(See Instruction A.2)


Note If the Form is being filed late, interest must be paid on the registration fee due.

 4(c).		Check box if this is the last time the issuer will be filing this
Form.

 5.	Calculation of registration fee
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f)  $1,610,178,969
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year  -$3,008,358,353
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission  $0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]
-$3,008,358,354
	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)] -$0

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)] -$1,398,179,384

	(vii)	Multiplier for determining registration fee (See Instruction C.9)
x 0.0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter 0 if no fee is due)  =$0

 6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e 2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here __________.
If there is a number of shares or other units that were registered pursuant to rule 24e 2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here __________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D)  +$0

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]  =$0

9.	Date the registration fee and any interest payment was sent to the
Commissions lockbox depository

	Method of Delivery
		  Wire Transfer
		  Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer
Date
March 18, 2013

Please print the name and title of the signing officer below the signature.